LEASE LIABILITIES - Disclosure of detail information about reconciliation movements of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance, beginning of year	$ 3,532	$ 4,475
New leases	33	122
Interest expense	144	211
Interest paid	(144)	(211)
Payment of lease liabilities	(1,293)	(1,229)
Effect of changes in foreign exchange rates	20	164
Balance, end of year	$ 2,292	$ 3,532